CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 1)			12 Months Ended
	Aug. 15, 2017 CNY (¥)	Aug. 15, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Operating expenses:
General and administrative expenses			¥ (270,670,181)	$ (41,601,245)	¥ (251,938,077)	¥ (183,548,522)
Loss from operations			453,233,746	69,660,751	254,847,402	74,807,785
Interest income:
Interest expense			(280,584,832)	(43,125,099)	(224,959,389)	(123,768,564)
Early extinguishment of debt costs	¥ 19,976,776	$ 3,100,000	(19,976,776)	(3,070,374)	0	0
Gain from sale of cost method investment			0	0	0	803,059,728
Income before income taxes			169,591,289	26,065,704	39,746,087	783,826,795
Provision for income taxes			(47,375,046)	(7,281,411)	(6,610,971)	(87,487,990)
Net income			122,216,243	18,784,293	33,135,116	696,338,805
Change in cumulative foreign currency translation adjustment, net of tax of nil			78,656,657	12,089,307	(31,353,357)	73,410,193
Comprehensive income			200,872,900	30,873,600	1,781,759	769,748,998
Parent company
Operating expenses:
General and administrative expenses			(31,013,301)	(4,766,657)	(25,424,596)	(21,426,624)
Loss from operations			(31,013,301)	(4,766,657)	(25,424,596)	(21,426,624)
Interest income:
Third party			760	117	3,537,155	0
Subsidiaries			184,327,276	28,330,583	41,696,607	0
Total interest income			184,328,036	28,330,700	45,233,762	0
Interest expense			(216,816,430)	(33,324,075)	(128,065,737)	(6,905,640)
Early extinguishment of debt costs			(19,976,776)	(3,070,374)	0	0
Gain from sale of cost method investment			0	0	0	803,059,728
Share of gain of subsidiaries and VIEs			222,850,964	34,251,566	147,442,803	(2,227,088)
Other income			0	0	0	9,917,716
Income before income taxes			139,372,493	21,421,160	39,186,232	782,418,092
Provision for income taxes			(17,156,250)	(2,636,867)	(6,051,116)	(86,079,287)
Net income			122,216,243	18,784,293	33,135,116	696,338,805
Net income			122,216,243	18,784,293	33,135,116	696,338,805
Change in cumulative foreign currency translation adjustment, net of tax of nil			78,656,657	12,089,307	(31,353,357)	73,410,193
Comprehensive income			¥ 200,872,900	$ 30,873,600	¥ 1,781,759	¥ 769,748,998